Investment Properties - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Reversal of impairment loss		$ 107	$ 83
Impairment loss	$ 336	$ 9	$ 29